Commitments and Contingencies - Future Minimum Lease Commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 9.4
2019	9.1
2020	8.5
2021	4.6
2022	2.4
Thereafter	4.6
Total	$ 38.6